Long-Term Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Long-Term Investments [Abstract]
Schedule of Ownership Percentages of Each Investee	The ownership percentages of each investee are listed as follows:
	Ownership percentage
	March 31,	December 31,	Accounting
Name of related party	2024	2023	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.67%	0.67%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	18.68%	18.68%	Equity Method
Rgene Corporation	26.65%	26.65%	Equity Method

The ownership percentages of each investee are listed as follows:
	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2023	2022	treatments
Braingenesis Biotechnology Co., Ltd.	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.67%	0.67%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
BioFirst Corporation	18.68%	15.51%	Equity Method
Rgene Corporation	26.65%	26.65%	Equity Method

Schedule of Extent the Investee Relies	The extent the investee relies on the company for its business are summarized as follows:
Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs
The extent the investee relies on the company for its business are summarized as follows:
Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Schedule of Long-Term Investment	Long-term investment mainly consists of the following:
	March 31, 2024	December 31, 2023
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$6,904	$7,213
Genepharm Biotech Corporation	21,078	22,021
BioHopeKing Corporation	782,995	818,018
Sub total	810,977	847,252
Equity Method Investments, net
BioFirst Corporation	1,663,537	1,680,488
Rgene Corporation	-	-
Total	$2,474,514	$2,527,740
Long-term investment mainly consists of the following:
	December 31, 2023	December 31, 2022
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,213	$7,169
Genepharm Biotech Corporation	22,021	21,887
BioHopeKing Corporation	818,018	813,014
Subtotal	847,252	842,070
Equity Method Investments, net
BioFirst Corporation(a)	1,680,488	-
Rgene Corporation(b)	-	-
Total	$2,527,740	$842,070

Schedule of Balance Sheet	Balance Sheets
	March 31, 2024	December 31, 2023
	(Unaudited)
Current Assets	$1,439,444	$1,451,877
Non-current Assets	651,560	686,206
Current Liabilities	2,663,111	2,286,058
Non-current Liabilities	101,908	347,193
Stockholders’ Equity (Deficit)	(674,015)	(495,168)

	March 31, 2024	December 31, 2023
	(Unaudited)
Current Assets	$49,496	$50,538
Non-current Assets	238,193	250,716
Current Liabilities	2,535,581	2,591,960
Non-current Liabilities	1,194	811
Shareholders’ Deficit	(2,249,086)	(2,291,517)
Balance Sheet
	December 31, 2023	December 31, 2022
Current Assets	$1,451,877	$1,543,151
Non-current Assets	686,206	739,472
Current Liabilities	2,286,058	2,663,051
Non-current Liabilities	347,193	103,447
Stockholders’ Equity	(495,168)	(483,874)
	December 31, 2023	December 31, 2022
Current Assets	$50,538	$68,302
Non-current Assets	250,716	303,893
Current Liabilities	2,591,960	2,478,868
Non-current Liabilities	811	2,441
Shareholders’ Deficit	(2,291,517)	(2,481,309)

Schedule of Statement of Operation	Statement of Operations
	Three months Ended March 31,
	2024	2023
	(Unaudited)
Net sales	$363	$-
Gross profit	220	-
Net loss	(203,077)	(406,233)
Share of losses from investments accounted for using the equity method	-	-
	Three months Ended March 31,
	2024	2023
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(56,567)	(81,842)
Share of loss from investments accounted for using the equity method	-	-
Statement of operation
	Year Ended December 31,
	2023	2022
Net sales	$734	$30,162
Gross profit	289	8,239
Net loss	(1,194,797)	(1,274,539)
Share of losses from investments accounted for using the equity method	(221,888)	-

	Year Ended December 31,
	2023	2022
Net sales	$-	$-
Gross Profit	-	-
Net loss	(291,522)	(1,550,123)
Share of loss from investments accounted for using the equity method	-	-

Schedule of Loss on Investment in Equity Securities	The components of losses on equity investments for each period were as follows:
	Three months Ended March 31,
	2024	2023
	(Unaudited)
Share of equity method investee losses	$-	$-
The components of loss on investment in equity securities for each period were as follows:
	Year Ended December 31,
	2023	2022
Share of equity method investee losses	$(221,888)	$-